Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001587982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 08, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 08, 2021
Prospectus Date	rr_ProspectusDate	Feb. 16, 2021
AXS Managed Futures Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AXS Managed Futures Strategy Fund

Class A Shares: MHFAX

Class C Shares: MHFCX

Class I Shares: MHFIX

A series of Investment Managers Series Trust II (the “Trust”)

Supplement dated March 8, 2021 to the

Prospectus dated February 1, 2021, as amended February 16, 2021.

Effective immediately, the bar chart under the “Performance” section of the Prospectus is deleted and replaced with the following:

Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Class A Shares For each calendar year at NAV
[custom:SupplementClosing]	imst_SupplementClosing	Please retain this Supplement for future reference.
AXS Managed Futures Strategy Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MHFAX
Annual Return 2011	rr_AnnualReturn2011	1.73%
Annual Return 2012	rr_AnnualReturn2012	(3.92%)
Annual Return 2013	rr_AnnualReturn2013	(3.15%)
Annual Return 2014	rr_AnnualReturn2014	9.71%
Annual Return 2015	rr_AnnualReturn2015	2.81%
Annual Return 2016	rr_AnnualReturn2016	4.22%
Annual Return 2017	rr_AnnualReturn2017	(4.38%)
Annual Return 2018	rr_AnnualReturn2018	(0.50%)
Annual Return 2019	rr_AnnualReturn2019	9.03%
Annual Return 2020	rr_AnnualReturn2020	(15.71%)
AXS Managed Futures Strategy Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MHFCX
AXS Managed Futures Strategy Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MHFIX